Property, plant and equipment - Property, plant and equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [Line Items]
Property, plant and equipment	€ 2,638	€ 2,699
Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment	1,718	1,641	€ 1,663
Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment	€ 919	€ 1,058	€ 1,020